Annual Fund Operating Expenses - WP Large Cap Income Plus Fund	Mar. 27, 2026
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.35%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.76%	[1],[2]
Expenses (as a percentage of Assets)	2.36%	[1]
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.35%	[1]
Distribution and Service (12b-1) Fees	1.00%	[1]
Other Expenses (as a percentage of Assets):	0.76%	[1],[2]
Expenses (as a percentage of Assets)	3.11%	[1]
Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.35%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.76%	[2]
Expenses (as a percentage of Assets)	2.21%

[1]	Expenses for Class A shares and Class C shares are based on estimates since those classes have not yet commenced operations.
[2]	“Other Expenses” include 0.07% for payment of interest expenses related to the Fund’s option investing.